Condensed Financial Information of the Registrant (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Statements of Operations

Norwegian Cruise Line Holdings Ltd.

CONDENSED STATEMENTS OF OPERATIONS

(in thousands, except share and per share data)

	Years Ended December 31,
	2012	2011	2010
Non-operating income (expense)
Equity in earnings of subsidiaries	$168,556	$126,859	$22,986

Total non-operating income (expense)	168,556	126,859	22,986

Net income	$168,556	$126,859	$22,986

Earnings per share
Basic	$0.95	$0.71	$0.13

Diluted	$0.94	$0.71	$0.13

Weighted-average shares outstanding
Basic	178,232,850	177,869,461	177,563,047

Diluted	179,023,683	178,859,720	178,461,210

Comprehensive income
Net income	$168,556	$126,859	$22,986
Total other comprehensive income (loss)	2,175	(24,103)	2,010

Total other comprehensive income	$170,731	$102,756	$24,996

Condensed Balance Sheets

Norwegian Cruise Line Holdings Ltd.

CONDENSED BALANCE SHEETS

(in thousands, except for share data)

	December 31,
	2012	2011
Assets
Deferred assets	$5,943	$3,680
Investment in subsidiaries	2,010,318	1,836,657

Total assets	$2,016,261	$1,840,337

Liabilities and Shareholders’ Equity
Liabilities:
Due to NCLC	$5,943	$3,680

Total liabilities	$5,943	$3,680

Shareholders’ equity:
Ordinary shares, $.0012 par value; 40,000,000 shares authorized; 21,000,000 shares issued and outstanding	25	25
Additional paid-in capital	2,327,097	2,324,167
Accumulated other comprehensive income (loss)	(17,619)	(19,794)
Retained earnings (deficit)	(299,185)	(467,741)

Total shareholders’ equity	2,010,318	1,836,657

Total liabilities and shareholders’ equity	$2,016,261	$1,840,337

Condensed Statements of Cash Flows

Norwegian Cruise Line Holdings Ltd.

CONDENSED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31,
	2012	2011	2010
Cash flows from operating activities
Net income	$168,556	$126,859	$22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(168,556)	(126,859)	(22,986)

Cash flows from operating activities	—	—	—
Net increase (decrease) in cash and cash equivalents	—	—	—
Cash and cash equivalents at beginning of year	—	—	—

Cash and cash equivalents at end of year	$—	$—	$—